Long-Term Debt (Tables)	3 Months Ended
Mar. 31, 2026
Long-Term Debt [Abstract]
Schedule of Long-Term Debt

As of March 31, 2026 and December 31, 2025, the Company’s long-term debt is comprised of the SIF Loan (as defined below) and the FedDev Loan (as defined below) as follows:

	March 31, 2026	December 31, 2025
SIF Loan	$27,612	$27,536
FedDev Loan	2,421	2,462
Total long-term debt	$30,033	$29,998

Schedule of Changes in the Carrying Value of the SIF Loan

The following table summarizes the changes in the carrying value of the SIF Loan for the three months ended March 31, 2026:

Balance as of December 31, 2025	$27,536
Changes due to foreign exchange rates, net of contributions received	(206)
Interest expense, net of changes in foreign exchange rates	282
Balance as of March 31, 2026	$27,612

The following table summarizes the changes in the carrying value of the FedDev Loan for the three months ended March 31, 2026:

Balance as of December 31, 2025	$2,462
Changes due to foreign exchange rates	(41)
Balance as of March 31, 2026	$2,421